Financial instruments by Category (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Trade and Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	$ (1,639,951)	$ (1,556,182)
Gross amounts offset	437,352	183,105
Net amount presented	(1,202,599)	(1,373,077)
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	8,486,586	3,817,935
Gross amounts offset	(437,352)	(183,107)
Net amount presented	$ 8,049,234	$ 3,634,828